Schedule of Current and Deferred Portions of the Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current taxes	$ 103,305	$ 180,024	$ 387,038
Deferred taxes	(5,177)	14,339	(717)
Income tax expense	$ 98,128	$ 194,363	$ 386,321